General and Administrative Expenses (Details) - Schedule of General and Administrative Expenses - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of General and Administrative Expenses [Abstract]
Payroll and welfare expenses	$ 828,341	$ 1,151,466	$ 2,979,374
Professional fees	617,365	594,727	555,140
Impairment for property, plant and equipment and construction in process	422,924	349,390
Estimated credit loss provision for doubtful accounts	283,234	2,875,694	477,299
Research and development expenses	184,194	200,717	367,005
Deferred expenses			558,186
Others	299,564	474,334	579,774
Total general and administrative expenses	$ 2,635,622	$ 5,646,328	$ 5,516,778